Balance Sheets (unaudited) - Q2 (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Jul. 09, 2003
Current assets:
Cash and cash equivalents	$ 13,873	$ 7,536	$ 3,689	$ 9,244	$ 11,972		$ 45,944						$ 0
Restricted cash	0	1,000		0
Receivables related to Celgene and financing transactions	20,626	0
Prepaid expenses and other	476	360		408
Total current assets	34,975	8,896		15,718
Property and equipment, net of accumulated depreciation of $13,072 and $13,218 as of December 31, 2012 and June 30, 2013, respectively	467	612		1,021
Other assets	3,528	2,927		1,078
Total assets	38,970	12,435		17,817
Current liabilities:
Current portion of long-term debt, net of debt discount of $157 and $131 as of December 31, 2012 and June 30, 2013, respectively	3,530	1,786		2,205
Current portion of lease liability	531	536		739
Accounts payable	1,889	644		829
Accrued compensation and benefits	427	716		2,354
Accrued expenses	2,683	1,454		437
Derivative liability	0	2,449		0
Warrant liability	21,010	6,178		2,511
Total current liabilities	30,070	13,763		9,075
Long-term debt and embedded derivative, net of debt discount of $7,515 and $9,923 as of December 31, 2012 and June 30, 2013, respectively	24,980	9,483		2,782
Lease liability	419	524		943
Other liabilities	11	8		2
Total liabilities	55,480	23,778		12,802
Commitments and contingencies (Note 14)	0	0		0
Stockholders' deficit:
Preferred stock, $0.001 par value; 10,000 shares authorized; zero shares issued or outstanding at December 31, 2012 and June 30, 2013	0	0		0
Common stock, $0.001 par value; 750,000 shares authorized; 2,449 and 3,387 shares issued and outstanding at December 31, 2012 and June 30 2013, respectively	3	2		2
Additional paid-in capital	248,369	235,828		235,257
Deficit accumulated during the development stage	(264,882)	(247,173)		(230,244)
Total stockholders' deficit	(16,510)	(11,343)		5,015	11,060	(178,073)	(135,078)	(82,276)	(43,176)	(16,391)	(4,393)	(1,032)	0
Total liabilities and stockholders' deficit	$ 38,970	$ 12,435		$ 17,817